Business Combination - Additional Information (Detail)	0 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended		0 Months Ended
	Feb. 07, 2014 CNY	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 07, 2014 CNY	Dec. 31, 2014 Intellectual properties [Member]	Dec. 31, 2014 Trademark [Member]	Feb. 07, 2014 GetJar, Inc. [Member] USD ($)	Feb. 07, 2014 GetJar, Inc. [Member] CNY	Dec. 31, 2014 GetJar, Inc. [Member] CNY	Feb. 07, 2014 GetJar, Inc. [Member] USD ($)	Feb. 07, 2014 GetJar, Inc. [Member] CNY	Dec. 31, 2014 GetJar, Inc. [Member] General and administrative expenses [Member] CNY	Feb. 07, 2014 GetJar, Inc. [Member] Class A Ordinary Shares [Member]	Feb. 07, 2014 GetJar, Inc. [Member] Class A Ordinary Shares [Member] USD ($)	Feb. 07, 2014 GetJar, Inc. [Member] Intellectual properties [Member] CNY	Feb. 07, 2014 GetJar, Inc. [Member] Trademark [Member] CNY
Business Acquisition [Line Items]
Acquired equity interest percentage											100.00%	100.00%
Date of acquisition										Feb. 07, 2014
Total purchase consideration in cash, net of acquisition cost	29,953,053							$ 4,400,000	27,000,000
Shares issuable for acquisition of business														1,443,074
Closing price per share															$ 3.44
Fair value of contingent consideration					0					0
Payment for contingent consideration										0
Deposits in an escrow account											500,000	3,000,000
Discount rate to determine the fair value of these acquired assets								25.00%	25.00%
Finite lived intangible assets acquired																14,959,879	3,487,613
Estimated useful life to intangible assets						3 years	1 year									3 years	1 year
Recognized acquisition related costs													2,322,060
Revenue										45,614,626
Net Loss										(27,716,781)
Amortization of intangible assets acquired, included in net loss		10,517,771	1,324,667	1,358,152						7,780,910
Cost paid for inter-company transactions										27,437,971